Investments - Mortgage Loan Credit Monitoring (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Vintage year, Mortgage loans
Mortgage loans, Total amortized cost	$ 19,522.0	$ 19,802.9
Reinsurance recoverable and deposit receivable	24,427.9	21,445.0
Accrued interest receivable	616.0	575.8
Commercial mortgage loans
Vintage year, Mortgage loans
2023	1,060.6
2022	1,713.7	1,471.7
2021	2,614.5	2,595.3
2020	1,739.1	1,903.5
2019	2,349.7	2,568.8
2018		2,370.6
Prior	6,622.6	5,333.5
Mortgage loans, Total amortized cost	16,100.2	16,243.4
Accrued interest receivable	57.1	55.9
Commercial mortgage loans | A- and above
Vintage year, Mortgage loans
2023	667.4
2022	1,214.8	995.9
2021	2,271.5	2,182.5
2020	1,535.8	1,753.8
2019	1,921.0	2,177.2
2018		2,130.8
Prior	5,447.2	4,555.1
Mortgage loans, Total amortized cost	13,057.7	13,795.3
Commercial mortgage loans | BBB+ thru BBB-
Vintage year, Mortgage loans
2023	282.6
2022	356.8	371.8
2021	343.0	412.8
2020	203.3	149.7
2019	309.9	391.6
2018		222.6
Prior	886.9	676.4
Mortgage loans, Total amortized cost	2,382.5	2,224.9
Commercial mortgage loans | BB+ thru BB-
Vintage year, Mortgage loans
2023	110.6
2022	142.1	104.0
2019	35.3
2018		8.9
Prior	234.6	66.5
Mortgage loans, Total amortized cost	522.6	179.4
Commercial mortgage loans | B+ and below
Vintage year, Mortgage loans
2019	83.5
2018		8.3
Prior	53.9	35.5
Mortgage loans, Total amortized cost	137.4	43.8
Residential mortgage loans
Vintage year, Mortgage loans
2023	456.3
2022	1,025.5	1,109.4
2021	1,276.5	1,673.8
2020	150.4	366.3
2019	88.6	100.2
2018		51.8
Prior	255.9	258.0
Mortgage loans, Total amortized cost	3,253.2	3,559.5
Accrued interest receivable	10.3	9.8
Residential mortgage loans | Performing
Vintage year, Mortgage loans
2023	456.3
2022	1,023.4	1,101.4
2021	1,272.5	1,669.1
2020	150.4	364.5
2019	86.8	99.2
2018		51.2
Prior	253.6	253.6
Mortgage loans, Total amortized cost	3,243.0	3,539.0
Residential mortgage loans | Non-performing
Vintage year, Mortgage loans
2022	2.1	8.0
2021	4.0	4.7
2020		1.8
2019	1.8	1.0
2018		0.6
Prior	2.3	4.4
Mortgage loans, Total amortized cost	$ 10.2	20.5
Mortgage loans, delinquent to be considered non-performing (in days)	90 days
Other loans
Vintage year, Mortgage loans
2023	$ 168.5
Prior	0.1
Mortgage loans, Total amortized cost	168.6
Accrued interest receivable	1.6	$ 0.0
Other loans | Performing
Vintage year, Mortgage loans
2023	168.5
Mortgage loans, Total amortized cost	168.5
Other loans | Non-performing
Vintage year, Mortgage loans
Prior	0.1
Mortgage loans, Total amortized cost	$ 0.1